Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property Plant And Equipment (Tables) [Abstract]
Schedule of property plant and equipment
	2015	2014
Land	$65.076	$65.081
Buildings and improvements	2.758.018	2.630.431
Machinery and equipment	4.070.878	3.965.870
Machinery, equipment and rental equipment under capitalized leases	69.179	62.016
Construction in progress	445.431	314.067
	7.408.582	7.037.465
Accumulated depreciation	(3.983.008)	(3.747.285)
Property, plant and equipment, net	$3.425.574	$3.290.180